Equity Transactions	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity Transactions

NOTE 3.	EQUITY TRANSACTIONS:

Private Offering

On July 25, 2018, we entered into a securities purchase agreement (the “Initial Securities Purchase Agreement”) with certain institutional and accredited investors (“Initial Purchasers”) for the sale of 200,000 shares of our common stock (“Initial Shares”) and warrants to purchase a total of 160,000 shares (“Initial Warrant Shares”) of our common stock (“Initial Purchaser Warrants”) for total consideration of approximately $6,000,000 (“Initial Investment”). On July 30, 2018, we issued an aggregate of 130,000 of the Initial Shares to the Initial Purchasers, with the remaining Initial Shares to be issued pursuant to pre-funded Warrants, subject to adjustment. The $6,000,000 purchase price paid by the Initial Purchasers on July 30, 2018 represents the entire purchase price for the Initial Shares and the Initial Purchaser Warrants (excluding the exercise price to be paid upon the exercise of Initial Purchaser Warrants), including upon the issuance of additional Shares (through the adjustment of a pre-funded warrant) and for additional Warrant Shares issuable upon the occurrence of certain events described below.

On August 21, 2018, we entered into a second securities purchase agreement (the “Second Securities Purchase Agreement”, and together with the Initial Securities Purchase Agreement, the “Purchase Agreements”) with an accredited investor (the “Additional Purchaser”, and with the Initial Purchaser, the “Purchasers”) for the sale of 20,017 shares of our common stock, via a pre-funded warrant due to share issuance limitations (the “Additional Shares”, and with the Initial Shares, the “Common Stock”), and warrants to purchase 16,013 shares (the “Additional Warrant Shares”, and with the Initial Warrant Shares, the “Warrant Shares”) of our common stock (the “Additional Purchaser Warrants”, and with the Initial Purchaser Warrants, the “Purchaser Warrants”) for gross proceeds of approximately $600,000 (the “Additional Investment”). The Additional Investment was made in connection with, and substantially on the same terms and using the same forms as, the private placement of the Initial Shares and Initial Purchaser Warrants (such private placement and the Additional Investment, the “Private Placement”). The $600,000 purchase price paid by the Additional Purchaser on August 21, 2018 represents the entire purchase price for the Additional Shares and the Additional Purchaser Warrants (excluding the exercise price to be paid upon the exercise of Additional Purchaser Warrants), including upon the issuance of additional Shares (through the adjustment of a pre-funded warrant, all pre-funded warrants with the Purchaser Warrants, the “Warrants”) and for additional Warrant Shares issuable upon the occurrence of certain events described below.

The initial price per share of Common Stock equaled $30 and the initial per share exercise price of the Purchaser Warrants equaled $40. The per share purchase price and the exercise price were subject to adjustment as described below. The Initial Purchaser Warrants are immediately exercisable, subject to ownership limitations described below, and expire five years after the date of issuance. The Initial Purchaser Warrants are exercisable on a cashless basis six months after the issuance date if there is no effective registration statement registering the resale of the shares underlying the Initial Purchaser Warrants. The Additional Purchaser was not issued any shares at the closing of the Additional Investment, due to Nasdaq stock issuance limitations at the time of closing, but the Additional Shares will be issued upon the exercise of a pre-funded warrant for no additional consideration to the Company. The Additional Purchaser Warrants and the Additional Purchaser’s pre-funded warrant are currently exercisable, subject to ownership limitations described below, and expire five years after the date of issuance. The Warrants contain provisions for the adjustment of the number of shares issuable upon the exercise of the warrant and of the exercise price in the event of stock dividends, splits, mergers, asset sales, tender or exchange offers, reclassifications, reorganizations or recapitalizations, combinations, or the like.

The per share purchase price (through the pre-funded Warrants) and Warrant exercise price was automatically adjusted lower (the “Price Adjustment”) to 80% (with respect to the purchase price of the Common Stock) and 110% (with respect to the exercise price of the Warrants) of the lowest of the average daily prices on the 6 trading days following each of: (i) the date our stockholders approved the Private Placement transaction (such approval was obtained on September 27, 2018) and (ii) the date a registration statement covering the resale of securities being issued in the Private Placement was declared effective by the Securities and Exchange Commission (the “SEC”) (such registration statement on Form S-1, file no. 333-227011, was declared effective on October 23, 2018 (the “Effective Registration”)). Due to the Price Adjustment, the lowest purchase price of $0.29 for the Common Stock issued at closing under the Purchase Agreements and pursuant to the pre-funded Warrants was achieved, and all 910,345 shares registered under the Effective Registration as issued or issuable under the Purchase Agreements and pursuant to the pre-funded Warrants were issued to the selling stockholders. In addition, the exercise price of the Purchaser Warrants was subject to the Price Adjustment, which has resulted in 901,766 shares of common stock being issuable under the Purchaser Warrants when exercised. The Purchaser Warrants have been fully adjusted and neither the exercise price or the number of shares issuable under such warrants are subject to further adjustment, except pursuant to typical anti-dilution provisions.

In accordance with the exercise provisions of the Purchaser Warrants, the 901,766 shares issuable under the Purchaser Warrants following the full Price Adjustment was determined by holding constant the aggregate exercise price of $7,040,534.40 for the Purchaser Warrants at the time of closing of the Private Placement (which was calculated based on 176,013 total Purchaser Warrants at the closing date multiplied by the exercise price of $40, which equals $7,040,534.40), and then dividing the $7,040,534.40 aggregate exercise price by the post-Price Adjustment exercise price of $7.81 to get 901,766 shares.

Under the terms of all of the Warrants, a selling stockholder may not exercise Warrants to the extent such exercise would cause such selling stockholder, together with its affiliates and attribution parties, to beneficially own a number of shares of common stock which would exceed 4.99% or 9.99%, as applicable, of our then outstanding common stock following such exercise, excluding for purposes of such determination shares of common stock issuable upon exercise of the Warrants which have not been exercised. In addition, the Warrants have transaction-specific anti-dilution provisions.

The Company has allocated the aggregate gross proceeds received to the Purchaser Warrants, the Initial Shares issued and the pre-funded warrants. Due to the reset features present in the Purchaser Warrants along with the existence of down-round protection in the event of future financing transactions at lower prices, the Purchaser Warrants were determined to be derivative financial instruments and therefore, have been recorded as a liability (“Warrant Liability”) in the accompanying consolidated balance sheets. The Purchaser Warrants were initially recorded at fair value with fair value determined utilizing a Black-Scholes option pricing model with the following assumptions: expected term of 5 years; expected volatility of 111.8%; risk free interest rate of 2.37% and an expected dividend yield of zero. The calculated aggregate fair value of $1,429,000 was reflected as Warrant Liability. The remaining proceeds received under the Purchase Agreements were allocated to the Initial Shares and pre-funded warrants and recorded within stockholder’s equity. The fair value of the Purchaser Warrants was reassessed to reflect the Price Adjustment and number of shares issuable upon exercise. The resulting increase in the fair value of the Purchaser Warrants of $2,760,819 was reflected as “Changes in Fair Value of Warrant Liability” within the accompanying consolidated statements of comprehensive income (loss) during the year ended December 31 2018. For the sixth months ended June 30 2019, the Purchaser Warrants were reassessed to reflect the Price Adjustment and number of shares issuable upon exercise. The resulting increase in the fair value of the Purchaser Warrants of $61,715 was reflected as “Changes in Fair Value of Warrant Liability” within the accompanying consolidated statements of operations and comprehensive income (loss). Also, during the sixth months ended June 30, 2019, the Company issued 271,972 shares upon the exercise of certain Purchaser Warrants and received net cash proceeds of $2,123,425,

On September 19, 2019, the Company and each of the Purchasers entered into separate amendment and exchange agreements (the “Exchange Agreements”), pursuant to which the Company agreed to issue to the Purchasers an aggregate of 409,365 shares of Common Stock (the “Exchange Shares”) in exchange for the cancellation and termination of all of the outstanding Purchaser Warrants (the “Exchange”). The Company also agreed to grant to the Purchasers certain participation rights in future financings for a period of twelve (12) months. In connection with the Exchange, the Company recognized an additional charge of $733,470 reflecting an adjustment to the fair value of the Purchaser Warrants. The remaining Warrant Liability at the time of the Exchange of $4,984,573 was reclassified to Stockholder’s Equity. As of December 31, 2019, there are no Purchaser Warrants outstanding.

2018 Preferred Stock Amendment

On June 22, 2018, we entered into an Amendment Agreement with Lone Star Value Investors, LP (“LSV”), pursuant to which we and LSV agreed to the amendment and restatement of the certificate of designations (the “Amendment”) for our Series A Preferred Stock (the “Series A Preferred”) and the issuance of warrants (the “Amendment Warrants”) for the purchase of 200,000 shares of our common stock to holders of the Series A Preferred (the “Warrant Issuance”), provided that the Amendment and the Warrant Issuance were subject to approval by our stockholders at our 2018 annual meeting of stockholders (the “2018 Annual Meeting”).

As the Amendment and the Warrant Issuance were approved by our stockholders at the 2018 Annual Meeting, the Amendment, was filed with the Delaware Secretary of State following stockholder approval, providing for, among other things:

(a)	the payment of the March 31, 2018 dividend payment in-kind in shares of Series A Preferred;
(b)	elimination of any prior default in respect of non-payment of accrued dividends through the filing effective date of the Amendment (the “Effective Date”);
(c)	payment in-kind in shares of Series A Preferred of dividends for all dividend periods from April 1, 2018 through March 31, 2020 at a rate of 2% per annum of the liquidation preference (the “Adjusted Rate”); and
(d)	commencing April 1, 2020, we will pay cash dividends per share at a rate per annum equal to the Adjusted Rate multiplied by the liquidation preference; provided, however, dividends for periods ending after April 1, 2020 may be paid at the election of our Board of Directors in-kind through the issuance of additional shares of Series A Preferred for up to four dividend periods in any consecutive 36-month period, determined on a rolling basis.

In addition, the Amendment revised the change of control definition to mean a change in control of at least 70% of the voting power of all shares of stock of the Company and clarified that a change of control shall not be deemed to be a dissolution, liquidation or winding up of the Company. The Amendment also eliminated voting rights with respect to the authorization, creation or issuance of any securities ranking senior or equal to the Series A Preferred.

Following our 2018 Annual Meeting, promptly following the effectiveness of the Amendment, the Company issued an aggregate of 15,325 shares of our Series A Preferred to holders of our Series A Preferred, on a pro rata basis, as payment of accrued in-kind dividends owed on such preferred stock and completed the Warrant Issuance to holders of the Series A Preferred at such time.

The Amendment Warrants are only exercisable for cash, with an exercise price of $1.50 per share, for five years from the date of issuance. In the event that the closing price of our common stock is $2.00 or higher for ten trading days out of a fifteen consecutive trading day period, the Company shall have the option, in its sole discretion, to elect to accelerate the termination date of the Amendment Warrants to such date that is 30 days (or more, in the Company’s sole discretion) following the date of such election. Following such accelerated termination date, any unexercised Amendment Warrants shall automatically be canceled without any further obligations on the part of the Company or the holders of such Amendment Warrants. The Amendment Warrants were valued utilizing a Black-Scholes option pricing model with the following assumptions: expected term of 5 years; expected volatility of 111.8%; risk free interest rate of 2.37% and an expected dividend yield of zero. The calculated aggregate fair value of $1,712,000 was reflected within stockholders’ equity as a dividend paid to the Series A Preferred stockholders and also reflected as an adjustment to income available to common stockholders for calculation of net income (loss) per common share for year ended December 31, 2018.